Share-Based Compensation - Equity settled share based payment arrangements (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation by share based award number of options exercised during the period | shares	2,120		0	0
Weighted average share price | $ / shares	$ 7.89	$ 0